CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net loss	$ (95,932)	(580,744)	(424,003)	(172,104)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of fixed assets	18,352	111,098	81,609	45,670
Bad debt expense	10,341	62,603	9,887	1,509
Amortization of intangible assets and capitalized content production costs	130,218	788,299	416,396	166,576
Impairment of long-lived assets	15,870	96,071	0	0
Amortization of long-term debt discounts	52	313	1,928	3,496
Loss (gain) on disposal of property and equipment	80	485	52	(18)
Foreign exchange loss (gain)	(2,200)	(13,318)	469	5,624
Share-based compensation	31,114	188,358	118,218	47,494
Gain from remeasurement of previously held investment in acquired subsidiary (Note 4)			(3,344)
Deferred income tax benefit	(52)	(313)	(9,953)
Gain from de-recognition of off-market liabilities	(2,732)	(16,540)
Changes in operating assets and liabilities, net of acquisition:
Restricted cash	1,045	6,324	(9,003)
Accounts receivable	(82,567)	(499,838)	(223,772)	(207,970)
Amounts due from related party				1,232
Prepayments and other assets	238	1,441	20,182	(15,875)
Capitalized content production costs	(1,113)	(6,738)	(9,891)	(11,415)
Accounts payable	(2,239)	(13,555)	(39,023)	(252)
Advances from customers	576	3,478	(7,244)	1,836
Accrued expenses and other liabilities	23,464	142,059	214,912	198,067
Net cash provided by operating activities	44,515	269,483	137,420	63,870
Cash flows from investing activities:
Acquisition of property and equipment	(23,807)	(144,120)	(90,204)	(84,855)
Proceeds received from maturity of short-term investments	493,851	2,989,628	2,826,023	1,199,221
Short-term investments placed with financial institutions	(377,192)	(2,283,410)	(3,536,711)	(2,597,038)
Proceeds from disposal of property and equipment	76	458	9	24
Cash acquired, net of cash paid for acquired subsidiaries	(1,156)	(6,999)	378,666
Acquisition of intangible assets from related party				(114,511)
Acquisition of intangible assets	(122,335)	(740,581)	(361,976)	(376,256)
Net cash used in investing activities	(30,563)	(185,024)	(784,193)	(1,973,415)
Cash flows from financing activities:
Exercise of employee stock options	16,756	101,435	22,485	4,647
Decrease in restricted cash (Note 4)			38,069
Principal repayments on long-term debt	(1,268)	(7,677)	(11,145)	(27,107)
Principal repayments on short-term loan (Note 4)			(31,544)
Proceeds from IPO and secondary offering activity, net of issuance costs				2,512,969
Net cash provided by financing activities	15,488	93,758	17,865	2,490,509
Effect of exchange rate changes on cash and cash equivalents	(11,539)	(69,853)	(7,773)	(99,849)
Net increase (decrease) in cash and cash equivalents	17,901	108,364	(636,681)	481,115
Cash and cash equivalents at beginning of the year	273,528	1,655,857	2,292,538	1,811,423
Cash and cash equivalents at end of the year	291,429	1,764,221	1,655,857	2,292,538
Supplemental disclosures of cash flow information:
Cash paid for interest	51	310	2,320	3,990
Cash paid for income taxes	162	978	3,772
Non-cash consideration paid for business acquisitions			5,497,219
Acquisition of property and equipment included in accounts payable	3,567	21,592	12,065	6,126
Acquisition of intangible assets included in accounts payable and due to related party	31,668	191,711	155,464	53,944
Capitalized content production costs included in accrued expenses	$ 309	1,870		1,498